Warrants, Options, Equity Incentive Plan and Stock Issuances (Details Textual) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended			4 Months Ended		6 Months Ended	12 Months Ended			81 Months Ended				0 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended						12 Months Ended
	Sep. 24, 2012	Feb. 10, 2012	Sep. 30, 2012	Jun. 27, 2012	Jun. 30, 2012	Sep. 30, 2012	Jul. 12, 2011	Jul. 12, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Nov. 29, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jan. 07, 2013 Director And Consultant [Member]	Dec. 31, 2013 Director And Consultant [Member]	Dec. 31, 2013 Director And Consultant [Member] Minimum [Member]	Dec. 31, 2013 Director And Consultant [Member] Maximum [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Original [Member]	Dec. 31, 2012 Warrant [Member] Repriced [Member]	Dec. 31, 2013 2012 Equity Incentive Plan [Member]	Dec. 31, 2013 2012 Equity Incentive Plan [Member] Minimum [Member]	Dec. 31, 2013 2012 Equity Incentive Plan [Member] Maximum [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member] Minimum [Member]	Dec. 31, 2013 Stock Options [Member] Maximum [Member]
Warrants, Options, Equity Incentive Plan and Stock Issuances (Textual)
Number of Options/Warrants									30,000												165,701	165,701			202,320				5,000
Exercise Price																													$ 7.00
Options outstanding									30,000			30,000									3,000	165,701			202,320			30,000	30,000	25,000
Number of shares vested																									13,354			25,834
Number of shares non-vested																									188,967			4,166
Vesting terms range																										0 years	5 years				3 years	4 years
Options outstanding, Weighted average remaining contractual life																												7 years 8 months 9 days
Vested options, Weighted average remaining contractual life																									9 years 3 months			9 years 2 months 1 day
Weighted average exercise price, per share																					$ 50.00		$ 30.50	$ 5.00	$ 0.23			$ 26.50	$ 26.50	$ 30.50
Common stock reserved for issuance																									400,000
Warrants/Options granted, Shares Under Warrants/Options									30,000												165,701	165,701			202,320				5,000
Expected Term								3 years
Aggregate intrinsic value of outstanding options																												$ 2,500
Aggregate intrinsic value of exercisable options																												1,667
Aggregate unvested cost of the options																												55,382
Options, Intrinsic value																												1,014,360
Market price for our common stock																												$ 7.50
Price per share													$ 7.50	$ 3.50	$ 22.50			$ 6.00	$ 10.00
Restricted common stock issued, Shares									4,183,395	83,668						100,000	28,780
Restricted common stock issued, Value									48,150	501,946							187,782
Warrant issued for purchase of restricted common stock											162,700
Number of warrants exchanged			9,767		150,600
Shares issued in exchange for warrants, (Shares)	1,954			30,121	30,121	32,074
Derivatives charges and credits									$ 28,100	$ 16,173		$ (1,515,433)
Warrants exercised share	2,334									2,334
Exercise price of warrants	$ 5.00	$ 5.00	$ 5.00			$ 0.10	$ 0.10	$ 5.00	$ 30.00
Warrants exercised share received	2,334